INCOME TAXES	12 Months Ended
Oct. 29, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Income tax expense is based on pretax financial accounting income. Deferred income taxes are recognized for the temporary differences between the recorded amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.
The income tax provision for the fiscal years ended 2017, 2016 and 2015, consisted of the following (in thousands):

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Current:
Federal	$23,885	$22,602	$12,366
State	3,218	3,179	336
Foreign	445	838	1,638
Total current	27,548	26,619	14,340
Deferred:
Federal	(358)	105	(5,193)
State	769	1,380	91
Foreign	455	(167)	(266)
Total deferred	866	1,318	(5,368)
Total provision	$28,414	$27,937	$8,972

The reconciliation of income tax computed at the United States federal statutory tax rate to the effective income tax rate is as follows:

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes	3.2%	3.8%	1.6%
Production activities deduction	(3.1)%	(3.4)%	(6.4)%
Non-deductible expenses	0.9%	1.3%	4.1%
Other	(1.8)%	(1.3)%	(0.8)%
Effective tax rate	34.2%	35.4%	33.5%

Deferred income taxes reflect the net impact of temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and such amounts recognized for income tax purposes. The tax effects of the temporary differences for fiscal 2017 and 2016 are as follows (in thousands):

	October 29, 2017	October 30, 2016
Deferred tax assets:
Inventory obsolescence	$2,680	$2,195
Bad debt reserve	1,686	1,094
Accrued and deferred compensation	16,003	22,339
Accrued insurance reserves	1,816	2,054
Deferred revenue	10,260	10,440
Net operating loss and tax credit carryover	3,686	4,301
Depreciation and amortization	434	473
Pension	6,510	6,568
Other reserves	716	502
Total deferred tax assets	43,791	49,966
Less valuation allowance	—	(210)
Net deferred tax assets	43,791	49,756
Deferred tax liabilities:
Depreciation and amortization	(42,632)	(44,292)
U.S. tax on unremitted foreign earnings	(1,107)	(1,107)
Other	(1,805)	(58)
Total deferred tax liabilities	(45,544)	(45,457)
Total deferred tax (liability) asset, net	$(1,753)	$4,299

We carry out our business operations through legal entities in the U.S., Canada, Mexico and China. These operations require that we file corporate income tax returns that are subject to U.S., state and foreign tax laws. We are subject to income tax audits in these multiple jurisdictions.
As of October 29, 2017, the $3.6 million net operating loss and tax credit carryforward included $0.5 million for U.S. state loss carryforwards. The state net operating loss carryforwards will expire in 2018 to 2028, if unused. As of October 29, 2017, our foreign operations have a net operating loss carryforward of approximately $11.6 million, representing $3.1 million of the $3.6 million deferred tax asset related to net operating loss and tax credit carryovers, that will start to expire in fiscal 2026, if unused.
The following table represents the rollforward of the valuation allowance on deferred taxes activity for the fiscal years ended October 29, 2017, October 30, 2016 and November 1, 2015 (in thousands):

	October 29, 2017	October 30, 2016	November 1, 2015
Beginning balance	$210	$115	$—
(Reductions) additions	(210)	95	115
Ending balance	$—	$210	$115

Uncertain tax positions
There were no unrecognized tax benefits at October 29, 2017 and October 30, 2016. We do not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.
The following table summarizes the activity related to the Company’s unrecognized tax benefits during fiscal 2016 (in thousands):

October 30, 2016
Unrecognized tax benefits at beginning of year	$143
Reductions resulting from expiration of statute of limitations	(143)
Unrecognized tax benefits at end of year	$—

We recognize interest and penalties related to uncertain tax positions in income tax expense. To the extent accrued interest and penalties do not ultimately become payable, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision in the period that such determination is made. We did not have any accrued interest and penalties related to uncertain tax positions as of October 29, 2017.
We file income tax returns in the U.S. federal jurisdiction and multiple state and foreign jurisdictions. Our tax years are closed with the IRS through the year ended October 28, 2013, as the statute of limitations related to these tax years has closed. In addition, open tax years related to state and foreign jurisdictions remain subject to examination but are not considered material.